SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

ClearBridge MLP and Midstream Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22405

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that, pursuant to permission granted by the Commission staff, it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

1.	Title of the class of securities of ClearBridge MLP and Midstream Fund Inc. (the “Fund”) to be called or redeemed:

Series A Senior Secured Notes due April 30, 2026 (CUSIP # PPN 184692 C*0) (the “April Series A Notes”).

Series A Senior Secured Notes due June 6, 2023 (CUSIP # PPN 184692 B@9) (the “June Series A Notes”).

Series B Senior Secured Notes due June 6, 2025 (CUSIP # PPN 184692 B#7) (the “Series B Notes”)

Series C Senior Secured Notes due July 12, 2022 (CUSIP # PPN 184692 A#8) (the “Series C Notes”).

Series D Senior Secured Notes due July 12, 2024 (CUSIP # PPN 184692 B*1) (the “Series D Notes”).

Series H Senior Secured Notes due June 11, 2021 (CUSIP # PPN 184692 C@8) (the “Series H Notes”).

Series I Senior Secured Notes due June 11, 2025 (CUSIP # PPN 184692 C#6) (the “Series I Notes”).

Series J Senior Secured Notes due June 11, 2027 (CUSIP # PPN 184692 C@8) (the “Series J Notes”).

Series K Senior Secured Notes due June 11, 2030 (CUSIP # PPN 184692 D@7) (the “Series K Notes” and together with the April Series A Notes, June Series A Notes, Series B Notes, Series C Notes, Series D Notes, Series H Notes, the Series I Notes and the Series J Notes, the “Notes”).

2.	The date on which the securities are to be called or redeemed:

The Notes will be prepaid on March 23, 2020.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Notes are being prepaid pursuant to (i) Section 8.2.2 of the Note Purchase Agreement, dated as of April 30, 2014, with respect to the April Series A Notes, (ii) Section 8.2.2 of the Note Purchase Agreement, dated as of June 6, 2013, with respect to the June Series A Notes and the Series B Notes, (iii) Section 8.2.2 of the Note Purchase Agreement, dated as of July 12, 2012, with respect to the Series C Notes and Series D Notes, and (iv) Section 8.2.2 of the Note Purchase Agreement, dated as of June 11, 2015, with respect to the Series H Notes, Series I Notes, Series J Notes and Series K Notes.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will prepay $6,470,588.25 aggregate principal amount of its outstanding April Series A Notes.

The Fund will prepay $20,220,588.22 aggregate principal amount of its outstanding June Series A Notes.

The Fund will prepay $20,220,588.22 aggregate principal amount of its outstanding Series B Notes.

The Fund will prepay $41,249,999.97 aggregate principal amount of its outstanding Series C Notes.

The Fund will prepay $36,397,058.83 aggregate principal amount of its outstanding Series D Notes.

The Fund will prepay $6,066,176.47 aggregate principal amount of its outstanding Series H Notes.

The Fund will prepay $10,110,294.13 aggregate principal amount of its outstanding Series I Notes.

The Fund will prepay $10,110,294.13 aggregate principal amount of its outstanding Series J Notes.

The Fund will prepay $14,154,411.78 aggregate principal amount of its outstanding Series K Notes.

The principal amount of the Notes to be prepaid will be allocated among all the Notes outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 11th day of March, 2020.

CLEARBRIDGE MLP AND MIDSTREAM FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary